Advanced Payments on Acquisition of Aircraft	12 Months Ended
Dec. 31, 2021
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Advanced Payments on Acquisition of Aircraft

20	Advanced payments on acquisition of aircraft

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Advanced payments on acquisition of aircraft	12,165	17,240

Included in the Group’s balance as at December 31, 2021, the amounts of accumulated interest capitalised are approximately RMB1,213 million
During the year, the Group changed the introduction pattern of some aircraft and received RMB8,092 million from novation of purchase rights.